Description Of The Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
Description Of The Plan
NOTE 1 — DESCRIPTION OF THE PLAN
The following description of the BMO 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a contributory, defined contribution pension plan administered by the Benefits Administration Committee (the “Administration Committee”) of BMO Financial Corp. (“BFC”) covering all regular full-time
and
part-time
employees of BMO Bank N.A. and affiliated companies, as well as the U.S. employees of Bank of Montreal and its U.S. subsidiaries (collectively, “BMO U.S.”). The employees covered by the Plan are referred to collectively as the “participants.” The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended.
Eligibility
All regular
full-time
and
part-time
employees of BMO U.S., other than leased, contracted, or
work-study
employees, are eligible to begin participation in the Plan on their date of hire or the date they transfer to BMO U.S. from a
non-U.S.
affiliate or subsidiary of Bank of Montreal.
Administration
Empower Trust Company, LLC (“Empower”) is the trustee and administrator of the Plan.
Contributions
Participants are automatically enrolled 30 days after becoming eligible with a pre-tax
contribution of five percent of their pay (as defined). Following a participant’s one-year
anniversary, the contribution rate automatically increases by one percent each January until a pre-tax
savings rate of 10 percent is reached. Alternatively, participants may elect to opt out, or choose to contribute from one percent to 75 percent of their pay (as defined) on a pre-tax
and/or Roth
after-tax
basis. Participants may also contribute an additional 401(k)
catch-up
contribution equal to one percent to 75 percent of their pay (as defined) on a pre-tax
and/or Roth
after-tax
basis starting January 1 of the year they reach age 50. Contributions are subject to the annual contribution limits as specified in the Internal Revenue Code of 1986, as amended (the “IRC”). An election made by the participant may also provide for an automatic increase either in the amount or rate of the participant’s 401(k) contributions.
Non-Roth
after-tax
contributions by participants are not permitted.
BFC makes 401(k) matching contributions to the participants’ accounts each pay period, dollar for dollar, up to the first five percent of participants’ annual eligible pay (as defined), to the maximum annual compensation limit permitted by the Internal Revenue Service (the “IRS”), which is $350,000 in 2025 and $345,000 in 2024. Participants are immediately eligible to receive BFC’s matching contributions.
BFC makes employer
non-elective
contributions to the participants’ accounts each pay period, equal to two percent of participants’ annual eligible pay (as defined), to the maximum annual compensation limit permitted by the IRS, which is $350,000 in 2025 and $345,000 in 2024. Participants are immediately eligible to receive BFC’s non-elective
contributions.
Participants may also make rollover contributions representing distributions from other qualified retirement plans or individual retirement accounts. Such rollover contributions are made in cash and must meet the requirements specified in the Plan document. Rollover contributions and any earnings thereon are immediately 100 percent vested.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, including eligible rollover contributions, allocations of the employer contributions, and Plan earnings. Allocations are based on participant earnings or account balances, as defined. Each participant may direct the investment of his or her account balance among the available investment options, in accordance with the provisions of the Plan. Participants who do not make an investment election are automatically invested in a Qualified Default Investment Alternative, an age-appropriate
target date fund. A participant shares in the earnings and losses of the investment options in the ratio that his or her account invested in a fund bears to the total of all participants’ accounts invested in that fund.
Vesting
All participant and employer contributions are fully vested at all times, except for the employer’s non-elective
contributions, which require participants to attain three years of credited service to be fully vested. The Plan provides that a participant vests fully in the non-elective
contributions upon the date such participant ceases to be employed due to certain circumstances, such as long-term
disability, death, or involuntary termination due to a reduction in workforce.
Forfeitures
If a participant was not vested in his or her
non-elective
contribution account when that individual’s employment terminated, the balance of the participant’s non-elective
contribution at the time of termination will be forfeited upon the earlier of the time the participant receives a distribution of the entire non-forfeitable
portion of all his or her account balances or the date the participant incurs five consecutive one-year
breaks in service.
Forfeitures are first applied to reduce future employer contributions, and any remaining forfeitures are applied to pay Plan expenses, as permitted. The unallocated forfeitures balance as of December 31, 2025 and 2024 were $106,199 and $758,196, respectively, and forfeitures used to
 reduce employer contributions were $3,601,473 for 2025 and $7,779,907 for 2024.
Payment of Benefits
Upon termination of employment, the participant’s account balance will be distributed as directed by the participant in a lump sum, subject to the limitations in the IRC. Participants also have the option of receiving their account balance in a series of monthly, quarterly, semi-annual,
or annual installments, or may request a partial withdrawal at any time, subject to the Plan’s terms.
While employed by BMO U.S., participants may have access to certain in-service
withdrawals if they qualify under the terms set forth by the Plan.
Notes Receivable from Participants
A participant may borrow from his or her account in accordance with the provisions of the Plan. Under the Plan’s terms, subject to certain restrictions as defined, the Administration Committee may allow a participant to borrow funds from the Plan. A participant may borrow an amount not in excess of the lesser of: (1) $
50,000
, reduced by the highest outstanding loan balance in the previous 12 months, or (2) 50 percent of the participant’s account balance. The minimum loan amount is $1,000. A participant can have up to two loans outstanding at any given time. The interest rate charged to the participant is fixed at the prime rate published in the
Wall Street Journal
on the last business day of the month in which the loan is drawn. Interest rates range from 3.25 percent to 9.50 percent in the loan fund as of December 31, 2025 and 2024.
Participants repay such loans with interest through payroll deductions or, upon termination of employment, by ACH or check. Principal and interest repayments are allocated to participants’ current investment options.
Bank of Montreal Stock Fund
The Plan invests in common stock of Bank of Montreal (“BMO” on the New York Stock Exchange) through its BMO Stock Fund. The BMO Stock Fund may also hold cash or other short-term
securities, although these are expected to be a small percentage of the fund. Participants can invest any percentage of their contributions in the BMO Stock Fund, up to a maximum allocation of 25 percent. Participants may rebalance or reallocate their existing account balance into the BMO Stock Fund at any time, up to a maximum allocation of 25 percent. Certain trade restrictions apply to individuals identified as trading window restricted employees.
Each participant is entitled to exercise voting rights attributable to the shares allocated to his or her account and is notified by Bank of Montreal prior to the time that such rights may be exercised. The trustee is not permitted to vote any allocated shares for which instructions have not been given by a participant. The trustee votes any unallocated shares in the same proportion as those shares that were allocated, unless the Administration Committee directs the trustee otherwise. Participants have the same voting rights in the event of a tender or exchange offer.